Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization and Principal Activities
Schedule of Subsidiaries and VIEs
The Group’s primary subsidiaries and VIE as of December 31, 2017 are set out below:

Direct subsidiaries	Equity interest held	Place and date of incorporation
Jumei Hongkong Limited (“Jumei Hongkong”)	100%	Hong Kong, September 6, 2010
Jumei Hongkong Holding Limited (“Jumei Hongkong Holding”)	100%	Hong Kong, March 25, 2014
Beijing Silvia Technology Service Co., Ltd. (“Beijing Jumei”)	100%	China, March 4, 2011
Shanghai Jumeiyoupin Technology Co., Ltd. (“Shanghai Jumei”) (Formerly known as Shanghai Paddy Commerce and Trade Co., Ltd.)	100%	China, June 19, 2012
Chengdu Jumeiyoupin Science and Technology Co., Ltd. (“Chengdu Jumei”)	100%	China, July 19, 2012
Tianjin Cyril Information Technology Co., Ltd. (“Tianjin Cyril”)	100%	China, March 22, 2013
Tianjin Qianmei International Trading Co., Ltd. (“Tianjin Qianmei”)	100%	China, March 25, 2013
Tianjin Jumeiyoupin Technology Co., Ltd. (“Tianjin Jumei”) (Formerly known as Tianjin Venus Technology Co., Ltd.)	100%	China, December 30, 2013
Zhengzhou Venus Information Technology Co., Ltd. (“Zhengzhou Venus”)	100%	China, August 26, 2014
Suzhou Jumeiyoupin Technology Co., Ltd. (“Suzhou Jumei”)	100%	China, October 15, 2014
Shenzhen Jiedian Technology Co., Ltd. (“Jiedian”)	82.07%	China, November 24, 2015

VIE	Equity interest indirectly held	Place and date of incorporation
Reemake Media Co., Ltd. (“Reemake Media”)	100%	China, August 5, 2009

Schedule of Information about VIEs
The following are financial statement amounts and balances of the Group's consolidating VIEs and VIEs’ subsidiaries as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017.

	As of December 31,
	2016	2017
	RMB	RMB
Total assets	567,839	638,145
Less: loans receivable	(73,330)	(73,330)
Total assets excluding loans receivable	494,509	564,815
Total liabilities	525,230	576,772
Less: inter-company payable	(414,163)	(462,222)
Total liabilities excluding inter-company payable	111,067	114,550

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Total net revenue	869,959	531,945	311,443
Net (loss)/gain	(44,150)	(23,466)	8,780

	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	53,880	(132,616)	(62,672)
Net cash (used in)/provided by investing activities	(568,638)	60,174	(1,553)
Net cash provided by financing activities	551,800	29,000	69,600
Net increase/(decrease) in cash and cash equivalents	37,042	(43,442)	5,375
Cash and cash equivalents at the beginning of the year	10,549	47,591	4,149
Cash and cash equivalents at the end of the year	47,591	4,149	9,524